PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2013
Cost:
Computers and peripheral equipment	$121,267	$111,394
Office furniture and equipment	12,085	12,979
Leasehold improvements	28,931	25,540

	162,283	149,913
Accumulated depreciation:
Computers and peripheral equipment	97,130	84,737
Office furniture and equipment	9,402	9,647
Leasehold improvements	13,876	11,186

	120,408	105,570

Depreciated cost	$41,875	$44,343